Stockholders' Equity (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 04, 2015	Dec. 31, 2013	Jun. 30, 2013
Revised common stock authorized		200,000,000		200,000,000	100,000,000	200,000,000
Restructuring charges			$ 753,400	$ 1,252,584
Number of awards oustanding		303,532		298,283	258,583		185,755
Number of awards granted		7,500		61,912	82,112
Share-based compensation expense		$ 260,149	377,892	$ 1,682,063	$ 880,765
Directors fees		2,824	939	$ 5,744	$ 3,509
Warrant term				5 years
Memphis,Tennessee Office [Member]
Restructuring charges			$ 753,000
Chief Financial Officer & One Executive Officer (New Employment Agreements) [Member]
Unrecognized compensation expense		$ 1,575,511		$ 1,816,000
Weighted average period		1 year 9 months 29 days		2 years 4 days
Chief Financial Officer & One Executive Officer (New Employment Agreements) [Member] | Memphis,Tennessee Office [Member]
Restructuring charges	$ 492,926			$ 492,926
Share-based compensation expense	$ 12,005
Amended and Restated 2013 Incentive Compensation Plan [Member]
Previously common stock reserved for issuance								125,000
Common stock reserved for issuance								156,250
Number of share available for grant		60,449		84,766
Number of awards oustanding		77,616		68,866
Number of awards granted		18,183		2,617